Note 6 - Disclosures to the interim condensed consolidated statements of income or loss (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note 5 - Disclosures to the interim condensed consolidated statements of income or loss
Schedule of expected status of ESOP

Entitlement to ESOP	Number of Entitlements
Entitlement for 2021 tranche	158
Entitlement for 2022 tranche	301
Total	459

Schedule of table illustrating planned volume of the program, the weighted average fair value at reporting date as well as the total expense of the period and the corresponding increase in equity

June 30, 2022	Equity-settled
Number of options planned to be granted	506,379
Weighted average fair value at reporting date (EUR)	2.77
Expense of the period (EUR)	292,264
Increase in equity (EUR)	292,264

Schedule of table illustrating number of, and movements in, share options during the year

2022	Share options
January 1, 2022	0
Planned to be granted	506,379
Forfeited	0
June 30, 2022	506,379

2021
January 1, 2021	1,805,100
Granted	—
Forfeited	—
December 31, 2021	1,805,100

2020
January 1, 2020	—
Granted	1,805,100
Forfeited	—
December 31, 2020	1,805,100

Schedule of inputs used in determination of fair value of the share options for the equity-settled share-based transactions

	2021	2022
Input parameter	tranche	tranche
Share price (EUR	2.83	2.83
Exercise price (EUR)	0.06	0.06
Risk-free interest rate	-0.44%	0.39%
Expected volatility	80.5%	67.8%
Option life (years)	0.25	1.25
Expected dividends (EUR)	0.00	0.00

Input factor
Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

Schedule of other operating income/expenses

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR
Other operating income	974	209	1,850	370
Income from currency valuation	974	—	1,563	—

Income relating to other periods	—	142	275	225
Income Renault ZOE	—	2	—	45
Miscellaneous	—	66	12	100

Other operating expenses	35	—	97	—
Expenses from currency valuation	34	—	78	—
Miscellaneous	1	—	19	—
	939	209	1,753	370

Disclosure of research and development expense [text block]

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Development cost of prototypes	24,340	7,723	42,670	8,792
Personnel expenses	5,439	2,230	9,346	3,115
thereof related to the ESOP (IFRS 2)	211	—	211	—
Software fees and subscriptions	259	—	465	—
Professional services	48	127	165	380
Depreciation and amortization	136	58	273	105
Other	181	295	223	433
	30,402	10,432	53,142	12,825

	2021	2020	2019
	kEUR	kEUR	kEUR
Development cost of prototypes	27,632	8,234	2,102
Personnel expenses	11,340	21,652	2,243
thereof related to the CSOP (IFRS 2)	1,137	17,723	—
Software fees and subscriptions	506	91	44
Professional services	352	267	284
Depreciation and amortization	284	171	78
Other	495	54	186
	40,609	30,469	4,937

Disclosure of general and administrative expense explanatory [text block]

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Professional services	1,070	368	2,496	2,621
Personnel expenses	1,697	1,267	3,055	2,695
thereof related to the ESOP (IFRS 2)	502	909	502	1,165
Impairment	—	1,882	—	1,882
Other	1,781	250	2,045	475
	4,548	3,767	7,596	7,673

Disclosures of selling and distribution expenses explanatory [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	1,764	8,490	1,582
thereof related to the CSOP (IFRS 2)	—	6,949	—
Professional services	704	171	103
Advertising	365	84	113
Other	387	355	337
	3,220	9,100	2,135

Disclosure of additional information on nature of expenses [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	17,678	39,291	5,151
thereof related to CSOP (IFRS 2)	1,898	32,160	—
Depreciation and amortization	574	384	224
	18,252	39,675	5,375

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	Dec 31, 2021	Dec. 31, 2020	Dec. 31, 2019
	kEUR	kEUR	kEUR
Deferred tax assets
due to tax loss carryforwards	54	—	—
due to advance payments received from customers	1,163	670	221
due to lease liabilities	1,015	646	735
due to current provisions	101	—	—
due to current other non-financial assets	29	—	—
due to current financial liabilities	21	—	—
due to current other liabilities	14	—	—
due to cash & cash deposits	2	1	—
due to current other financial assets	1	1	—
due to prepaid expenses	—	134	—
Deferred tax assets	2,400	1,452	956
Deferred tax liabilities
due to leases	995	639	737
due to cash & cash deposits	47	—	—
due to property, plant and equipment	45	10	8
due to noncurrent other non-financial assets	29	—	—
due to other noncurrent financial liabilities	22	112	12
Deferred tax liabilities	1,138	761	757
Non-recognition of deferred tax assets	(1,262)	(691)	(199)
Recognition of deferred tax assets	1,138	761	757
Deferred tax assets/liabilities, net	—	—	—

Disclosure of deductible temporary differences for which no deferred tax assets is recognised [text block]

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Advance payments received from customers	1,928	966
Lease liabilities	1,681	931
Current provisions	168	—
Other non-financial assets	48	—
Current financial liabilities	17	—
Current other liabilities	23	—
Cash & cash deposits	3	1
Other financial assets	19	2
Prepaid expenses	—	193
	3,887	2,093
Potential tax benefit at a total tax rate of 32,98%	1,282	690

Disclosure of unused tax losses for which no deferred tax assets recognized [text block]

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	111,950	51,316
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	111,565	51,083
Potential tax benefit at a total tax rate of 32.98%	36,858	16,885

Disclosure of reconciliation of income tax explantory [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(63,935)	(56,032)	(9,971)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(21,086)	(18,479)	(3,288)
Reconciliation:
Changes in unrecognized tax losses	20,061	8,254	3,164
Changes in deferred taxes on timing differences	1,261	690	199
MCN non-tax-deductible expenses	753	—	—
CSOP non-tax-deductible expenses	626	10,606	—
Tax-deductible transaction costs	(937)	(723)	(36)
Non-tax-deductible expenses	37	9	27
Other	(715)	(357)	(66)
Effective income tax income for the period	—	—	—